Loan Receivable and Accrued Interest, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	May 31, 2020
Loan Receivable and Accrued Interest, Net (Details) [Line Items]
Short-term loan		$ 1,500,000
Bad debt expenses	$ 1,581,000
RH Holdings Management [Member]
Loan Receivable and Accrued Interest, Net (Details) [Line Items]
Annual interest rate, percentage		5.40%